Corporate transactions - M&G Prudential annuity business (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance of part of UK shareholder-backed annuity portfolio
Insurance contract liabilities		£ 322,666	£ 328,172	£ 316,436
Outward reinsurance premium	[1]	14,023	2,062	£ 2,020
Assets
Reinsurer's share of insurance contract liabilities		11,144	9,673
Total assets		508,645	493,941
Liabilities
Other liabilities		1,053	603
Total liabilities		491,378	477,847
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Reinsurance of part of UK shareholder-backed annuity portfolio
Insurance contract liabilities			£ 12,000
Outward reinsurance premium		12,149
Loss arising on reinsurance		(508)
Assets
Reinsurer's share of insurance contract liabilities		10,502
Other assets (including cash and cash equivalents)		66
Total assets		10,568
Liabilities
Policyholder liabilities		10,502
Other liabilities		66
Total liabilities		£ 10,568

[1]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.